Note 26 - Group Information (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
Parent company	Registered office	Domicile
Opera Limited	George Town	Cayman Islands

	Registered		Ownership interest
Group entities	office	Domicile	and voting rights
Kunhoo Software LLC	George Town	Cayman Islands	100%
Kunhoo Software Limited	Hong Kong	Hong Kong	100%
Kunhoo Software S.a.r.l.	Luxembourg	Luxembourg	100%
Kunhoo Software AS	Oslo	Norway	100%
Opera Norway AS	Oslo	Norway	100%
Opera Software Holdings LLC	San Mateo	USA	100%
Opera Software Americas LLC	San Mateo	USA	100%
Opera Software Ireland Ltd.	Dublin	Ireland	100%
Opera Sweden AB	Linköping	Sweden	100%
Opera Software International AS	Oslo	Norway	100%
Opera Software Netherlands B.V.	Amsterdam	Netherlands	100%
Opera Software India Pvt. Ltd.	Chandigarh	India	100%
Opera Software Poland sp. z.o.o.	Wroclaw	Poland	100%
Opera Software Technology (Beijing) Co. Ltd.	Beijing	China	100%
Beijing Aopula Software Co. Ltd. (1)	Beijing	China	100%
Opera Unite HK Limited (1)	Hong Kong	Hong Kong	100%
Opera Unite Pte. Ltd. (1)	Singapore	Singapore	100%
Opesa South Africa (Pty) Limited	Cape Town	South Africa	100%
O-Play Digital Services Ltd.	Lagos	Nigeria	100%
O-Play Kenya Limited (2)	Nairobi	Kenya	80%
Phoneservice Technologies Co. Ltd. (2)	Nairobi	Kenya	80%
O-Play Zambia Limited	Lusaka	Zambia	100%
PT Inpesa Digital Teknologi (3)	Jakarta	Indonesia	100%
Opera Lifestyle (1)	George Town	Cayman Islands	100%
Opera Lifestyle Nigeria Ltd. (1)	Lagos	Nigeria	100%
TenSpot Pesa Limited	Hong Kong	Hong Kong	100%
LLC "Microcredit Company O-Pay Finance"	St. Petersburg	Russia	100%
Neofin Malelane (Pty) Ltd.	Johannesburg	South Africa	100%
Opay Finance India Pvt. Ltd.	Mumbai	India	100%
Blue Ridge Micro Finance Bank Ltd.	Lagos	Nigeria	100%
Oplay Digital Services S.A. De C.V.	Mexico City	Mexico	100%
TenSpot Kenya Limited	Nairobi	Kenya	100%
P C Financial Services Pvt. Ltd.	Delhi	India	100%
PT Opay Finance Services	Jakarta	Indonesia	100%
App de Préstamos, S.A. de C.V. (1)	Mexico City	Mexico	100%
Opera Financial Technologies Limited (1)	London	United Kingdom	100%
Beijing Yuega Software Tech. Srvc. Co. Ltd. (3)	Beijing	China	100%